Basis of Presentation and General Information - Supplementary (Details)	6 Months Ended
Jun. 30, 2017
Capital Product Partners L.P.
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of Incorporation	Jan. 16, 2007